Stock Compensation	9 Months Ended
Sep. 30, 2016
Equity and Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Shareholders' Equity and Share-based Payments [Text Block]
Stock Compensation
Stock Options Activity
A summary of stock option activity for the nine months ended September 30, 2016 is as follows (in thousands, except share and per share amounts):

	Options Outstanding	Weighted- Average Exercise Price	Aggregate Intrinsic Value
Balance at December 31, 2015	9,561,713	$5.62	$16,694
Stock option grants	3,854,646	$3.16
Stock options exercised	(1,804,676)	$1.43
Stock options canceled	(3,551,388)	$9.56
Balance at September 30, 2016	8,060,295	$3.52	$14,012

The total grant-date fair value of stock options granted during the nine months ended September 30, 2016 and 2015 was $3.6 million and $2.3 million, respectively.
The fair value of each option grant was estimated on the date of grant using the Black-Scholes option-valuation model with the following assumptions and fair value per share:

	Nine Months Ended September 30,
	2016	2015
Volatility	47%	53%
Expected life (in years)	6.12	6.17
Risk-free interest rate	1.37%	1.38%-1.91%
Dividend yield	—%	—%

As of September 30, 2016, the Company had $13.5 million in unrecognized compensation cost related to non-vested stock options, which is expected to be recognized over a weighted-average period of approximately 2.2 years.
The options granted and canceled in the nine months ended September 30, 2016 in the table above include options that were exchanged under the Company’s stock option exchange program. Pursuant to the stock option exchange program, 108 out of 132 eligible employees tendered options covering an aggregate of 2,685,396 shares of the Company’s Class A and Class B common stock at a weighted average exercise price of $11.03, in exchange for options to purchase 2,685,396 shares of its Class B common stock at an exercise price of $2.99 per share, the closing sale price reported on the New York Stock Exchange on February 24, 2016. Each new grant began a new vesting period commencing on the date of grant over five years in equal monthly installments. As of February 15, 2016 the incremental expense related to this offer was $1.8 million, which will be recognized over five years.
For more information, refer to the Company’s Tender Offer Statement filed with the Securities and Exchange Commission on January 12, 2016, as amended on January 28, 2016 and February 26, 2016.
Restricted Stock Units
A summary of restricted stock unit activity for the nine months ended September 30, 2016 is as follows:

	Number of Shares Outstanding	Weighted- Average Grant Date Fair Value
Balance at December 31, 2015	6,685,118	$7.63
Restricted Stock Units granted (1)	7,538,265	$3.62
Restricted Stock Units vested	(1,507,255)	$8.20
Restricted Stock Units forfeited/canceled (2)	(1,507,875)	$7.19
Balance at September 30, 2016	11,208,253	$4.92
(1) Includes performance stock units (“PSUs”) that were granted in 2016.
(2) Includes PSUs that were granted in the prior year, which were canceled because performance targets were not achieved.
As of September 30, 2016, there was a total of $49.0 million in unrecognized compensation cost related to restricted stock units and performance stock units, which is expected to be recognized over a weighted-average period of approximately 3.1 years.
In February 2016, the Company awarded PSUs to certain employees. The number of shares that will eventually vest depends on achievement of performance targets for 2016, as determined by the compensation committee of the Company’s board of directors, and may range from 0 to 150% of the targeted award amount. Once the performance is determined and a targeted award amount is fixed, the target number of PSUs, if any, will vest in eight quarterly installments, subject to recipients’ continued service, beginning on February 16, 2017. The compensation expense associated with the PSUs is recognized using the accelerated method. No expense has been recorded through September 30, 2016 as the Company determined the achievement of the performance targets was not probable.

Stockholders' Equity
A summary of restricted stock unit activity for the nine months ended September 30, 2016 is as follows:

	Number of Shares Outstanding	Weighted- Average Grant Date Fair Value
Balance at December 31, 2015	6,685,118	$7.63
Restricted Stock Units granted (1)	7,538,265	$3.62
Restricted Stock Units vested	(1,507,255)	$8.20
Restricted Stock Units forfeited/canceled (2)	(1,507,875)	$7.19
Balance at September 30, 2016	11,208,253	$4.92
(1) Includes performance stock units (“PSUs”) that were granted in 2016.
(2) Includes PSUs that were granted in the prior year, which were canceled because performance targets were not achieved.